Cover	Oct. 14, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Oct. 14, 2026
Entity File Number	001-41775
Entity Registrant Name	Neuraxis, Inc.
Entity Central Index Key	0001933567
Entity Tax Identification Number	45-5079684
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	11611 N. Meridian St
Entity Address, Address Line Two	Suite 330
Entity Address, City or Town	Carmel
Entity Address, State or Province	IN
Entity Address, Postal Zip Code	46032
City Area Code	(812)
Local Phone Number	689-0791
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.001 par value
Trading Symbol	NRXS
Security Exchange Name	NYSEAMER
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false